Other taxes payable - Schedule of Other Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Taxes Payable [Abstract]
Withholding individual income taxes for employees			¥ 6,856
VAT payables	3
Others	1
Total	¥ 4	$ 1	¥ 6,856